Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Share capital, issued	194,612,289	136,463,818
Share capital, outstanding	194,612,289	136,463,818